Consolidated and Combined Carve-Out Statements of Cash Flows (Parenthetical) (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Golar Igloo [Member]
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed	$ 161.3
Golar Maria [Member]
Business Acquisition [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed		$ 89.5